REVENUE	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
REVENUE
3.	REVENUE

In the following table, Revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Main revenue streams
Brokerage Commissions	$696,364	$537,445	$1,158,926	$889,194
Title	1,743	1,346	3,002	2,376
Mortgage Broker Income	1,876	1,709	3,170	2,785
Wallet	592	247	1,028	373
Total Revenue	$700,575	$540,747	$1,166,126	$894,728

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED